ACQUISITION OF 2734158 ONTARIO INC. (Details)	Jun. 30, 2020 CAD ($)
Acquisition Of 2734158 Ontario Inc.
Cash	$ 48,850
Other assets	59,040
Computer equipment	16,337
Furniture and fixture	27,222
Leasehold improvement	46,081
Liabilities assumed	(20,328)
Total identifiable net assets acquired	$ 177,202